Other Taxes Payable - Schedule of Other Taxes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Taxes Payable [Abstract]
VAT payable	$ 21,592	$ 20,234
Income tax payable	2,433	2,388
Business tax payable	2,631	2,467
Others	5	6
Total	$ 26,661	$ 25,095